Share-Based Compensation to Employees (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended						9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 RSU	Sep. 30, 2011 RSU	Sep. 30, 2009 RSU	Jun. 30, 2013 Cost of Services	Jun. 30, 2012 Cost of Services	Sep. 30, 2012 Cost of Services	Sep. 30, 2011 Cost of Services	Sep. 30, 2010 Cost of Services	Jun. 30, 2013 General and Administrative	Jun. 30, 2012 General and Administrative	Sep. 30, 2012 General and Administrative	Sep. 30, 2011 General and Administrative	Sep. 30, 2010 General and Administrative	Jun. 30, 2013 Sales and Marketing	Jun. 30, 2012 Sales and Marketing	Sep. 30, 2012 Sales and Marketing	Sep. 30, 2011 Sales and Marketing	Sep. 30, 2010 Sales and Marketing	Jun. 30, 2013 Technology and Development	Jun. 30, 2012 Technology and Development	Sep. 30, 2012 Technology and Development	Sep. 30, 2011 Technology and Development	Sep. 30, 2010 Technology and Development
Share-based compensation to employees
Allocated share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125	$ 0			$ 1,987	$ 151	$ 203	$ 171	$ 222	$ 4,372	$ 1,207	$ 1,588	$ 955	$ 1,249	$ 2,329	$ 215	$ 298	$ (58)	$ 357	$ 2,540	$ 505	$ 587	$ 400	$ 297
Award vesting period						3 years
Vested and nonforfeitable (in shares)						274
Units
Outstanding, beginning of period (in shares)						348	232	232
Granted (in shares)						286	116
Forfeited (in shares)						(4)
Outstanding, end of period (in shares)						630	348	232
Weighted Average Grant Date Fair Value
Outstanding, beginning of period (in dollars per share)						$ 14.20	$ 16.26	$ 16.26
Granted (in dollars per share)						$ 13.03	$ 10.47
Forfeited (in dollars per share)						$ 13.03
Outstanding, end of period (in dollars per share)						$ 13.74	$ 14.20	$ 16.26